Other long term obligations	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other long term obligations
Other long term obligations
a) Other long term obligations are as follows:

	December 31, 2013	December 31, 2012
Liabilities related to equipment leases	$—	$209
Deferred lease inducements (note 17(b))	359	466
Asset retirement obligation (note 17(c))	512	466
Senior executive stock option plan (note 23(c))	940	591
Restricted share unit plan (note 23(d))	3,667	1,742
Directors' deferred stock unit plan (note 23(e))	3,662	2,070
	$9,140	$5,544
Less current portion of:
Restricted share unit plan (note 23(d))	(1,933)	(503)
Directors' deferred share unit plan (note 23(e))	—	(253)
	$7,207	$4,788

b) Deferred lease inducements
Lease inducements applicable to lease contracts are deferred and amortized as a reduction of general and administrative expenses on a straight-line basis over the lease term, which includes the initial lease term and renewal periods only where renewal is determined to be reasonably assured.

	December 31, 2013	December 31, 2012
Balance, beginning of year	$466	$574
Amortization of deferred lease inducements	(107)	(108)
Balance, end of year	$359	$466

c) Asset retirement obligation
The Company recorded an asset retirement obligation related to the future retirement of a facility on leased land. Accretion expense associated with this obligation is included in equipment costs in the Consolidated Statements of Operations.
The following table presents a continuity of the liability for the asset retirement obligation:

	December 31, 2013	December 31, 2012
Balance, beginning of year	$466	$424
Accretion expense	46	42
Balance, end of year	$512	$466

At December 31, 2013, estimated undiscounted cash flows required to settle the obligation were $1,084 (December 31, 2012 – $1,084). The credit adjusted risk-free rate assumed in measuring the asset retirement obligation was 9.42%. The Company expects to settle this obligation in 2021.